RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Affiliated Entity
Related Party Transaction [Line Items]
Net expenses from transaction with related party	$ 2,000,000.0	$ 1,600,000	$ 1,400,000
Balkan
Related Party Transaction [Line Items]
Revenue from transaction with related party	100,000	0	0
Various Companies of Mr. Murdock
Related Party Transaction [Line Items]
Net expenses from transaction with related party	4,300,000
Mr. Murdock
Related Party Transaction [Line Items]
Net expenses from transaction with related party	$ 600,000	$ 0	$ 0